NET INCOME PER SHARE (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Anti-dilutive Securities Excluded From Computation Of Earnings Per Share
Weighted-average number of basic common shares outstanding	51,909	52,153
Weighted-average dilutive stock options, restricted stock units and performance share units	257	317
Assumed conversion of convertible debt (in shares)	240	548
Weighted average number of diluted common and common equivalent shares outstanding (in shares)	52,406	53,018
Unvested Stock Awards Outstanding and Convertible Debt Securities [Member]
Anti-dilutive Securities Excluded From Computation Of Earnings Per Share
Anti-dilutive potential common shares	2,616	2,069
Convertible Debt [Member]
Anti-dilutive Securities Excluded From Computation Of Earnings Per Share
Anti-dilutive potential common shares	2,100